Equity (Details) (USD $)	Sep. 30, 2013
Equity Details
Number of Units, Outstanding at March 31, 2013	49,230,769
Weighted-Average Exercise Price, Outstanding	$ 0
Weighted-Average Remaining Contractual Term (in years), Outstanding	4 years 7 months 2 days
Intrinsic value, Outstanding at September 30, 2013	52,554
Number of Units, Exercises	(26,373,626)
Weighted-Average Exercise Price, Exercises	0
Weighted-Average Remaining Contractual Term (in years), Exercises	0 years
Number of Units, Outstanding at March 31, 2013	(22,857,143)
Weighted-Average Exercise Price, Exercises	0
Weighted-Average Remaining Contractual Term (in years), Forfeitures	0 years
Intrinsic value, Outstanding at September 30, 2013
Weighted-Average Exercise Price, Exercises
Weighted-Average Remaining Contractual Term (in years), Forfeitures	0 years
Intrinsic value, Outstanding at September 30, 2013